Material Accounting Policies - Schedule of Consolidated Financial Statements (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Imobiliária Jaborandi Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Cremaq Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Araucária Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Mogno Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Cajueiro Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Ceibo Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Imobiliária Flamboyant Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Palmeiras S.A. [Member] | Paraguay [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Agropecuaria Morotí S.A. [Member] | Paraguay [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		100.00%	99.99%	99.99%
Agrifirma Agro Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[1]	Brazil
Ownership interest in subsidiaries	[1]	100.00%	99.99%	99.99%
Agrifirma Bahia Agropecuária Ltda. [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[1]	Brazil
Ownership interest in subsidiaries	[1]	100.00%	99.99%	99.99%
Companhia Agrícola Novo Horizonte [Member] | Brazil [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	[1]	Brazil
Ownership interest in subsidiaries	[1]	100.00%
Agropecuaria Acres Del Sud S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Ombú Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%
Yatay Agropecuaria S.A. [Member] | Bolivia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership		Bolivia
Ownership interest in subsidiaries		100.00%	100.00%	100.00%

[1]	Subsidiaries of Agrifirma – indirect control.